BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting purposes. Accordingly, certain information and note disclosures normally included in full-year financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The accompanying Condensed Consolidated Balance Sheet as of December 31, 2020, has been derived from the audited consolidated financial statements as of that date, but does not include all disclosures required by U.S. GAAP. These condensed consolidated interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F for the year ended December 31, 2020. In the opinion of management, all adjustments considered necessary for the fair statement of these condensed consolidated interim financial statements have been made. Except as otherwise disclosed, all such adjustments consist only of those of a normal recurring nature.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the U.S. Securities Act of 1933 as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make a comparison of the Company’s condensed consolidated interim financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of condensed consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated interim financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s significant estimates include estimates made towards the purchase price allocation for the acquisition of SAPESCO, allowance for doubtful accounts, evaluation for impairment of property, plant and equipment, evaluation for impairment of goodwill and intangible assets, estimated useful life of property, plant, and equipment and intangible assets, provision for inventories obsolescence, recoverability of unbilled revenue, unrecognized tax benefits, recoverability of deferred tax assets, contingencies, and actuarial assumptions in employee benefit plans.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated interim financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from the estimates.